N-2	Jan. 12, 2024
Cover [Abstract]
Entity Central Index Key	0000276720
Amendment Flag	false
Securities Act File Number	0-8814
Document Type	8-K
Entity Registrant Name	PURE CYCLE CORPORATION
Entity Address, Address Line One	34501 East Quincy Avenue, Building 65, Suite A
Entity Address, City or Town	Watkins
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80137
City Area Code	303
Local Phone Number	292-3456
Entity Emerging Growth Company	false